INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes paid (refund) [abstract]
Income (loss) before income taxes	$ (1,307,890)	$ 3,334,043	$ (56,711)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax (benefit) liability computed at statutory tax rate	$ (353,130)	$ 900,192	$ (15,312)
Items not deductible for income tax purposes	147,116	(12,564)	77,417
Under provision of taxes in prior years	(84,532)	36,225	0
Change in timing differences	499,718	135,130	(80,965)
Impact of foreign exchange on tax assets and liabilities	(7,163)	(39,116)	(90,212)
Difference between Canadian and foreign taxes	0	0	3,403
Effect of change in tax rates	0	0	(42,564)
Unused tax losses and tax offsets not recognized	33,082	(983,204)	148,233
Income tax expense (recovery)	235,091	36,663	(0)
Penalties and interest included in income tax expense (recovery)	0	27,989	(290,818)
Texas margin tax and branch tax	13,901	34,425	39,654
Income tax expense (recovery)	$ 248,992	$ 99,077	$ (251,164)